Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 8 of Regulation
S-X.
Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP has been condensed or omitted, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. The condensed consolidated balance sheet at December 31, 2021, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. Accordingly, the unaudited condensed consolidated financial statements should be read in connection with the Company’s audited financial statements and related notes as of and for the year ended December 31, 2021 as filed with the SEC on March 16, 2022. Certain amounts in prior period financial statements have been reclassified to conform to the current period presentation. Such reclassifications have not materially affected previously reported amounts. In the opinion of management, the accompanying unaudited and condensed consolidated financial statements include all adjustments of a normal recurring nature, which are necessary for a fair statement of financial position, operating results and cash flows for the periods presented. Operating results for the three months ended March 31, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.
Pursuant to the Business Combination, the acquisition of CMG by DFHT was accounted for as a reverse recapitalization in accordance with GAAP (the “Reverse Recapitalization”). Under this method of accounting, DFHT was treated as the “acquired” company. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of CMG issuing equity for the net assets of DFHT, accompanied by a recapitalization. The net assets of DFHT were stated at historical cost, with no goodwill or other intangible assets recorded. Further, CMG was determined to be the accounting acquirer in the acquisition of IMC (the “IMC Acquisition”), as such, the acquisition was considered a business combination under Accounting Standard Codification (“ASC”) Topic 805,
Business Combinations
, and was accounted for using the acquisition method of accounting. CareMax recorded the fair value of assets acquired and liabilities assumed from IMC.
Unless otherwise noted, information for periods prior to the Closing Date reflects the financial information of CMG only.
The condensed consolidated financial statements include the accounts and operations of the Company. All intercompany accounts and transactions have been eliminated.

Basis of Presentation and Principles of Consolidation
The consolidated financial statements include the account of CareMax Inc. and its wholly owned subsidiaries (collectively “CareMax” or “the Company”). Intercompany accounts and transactions have been eliminated. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for annual financial information and in accordance with the instructions to Form
10-K
and Article 8 of Regulation
S-X
of the Securities and Exchange Commission (the “SEC”). In the opinion of management, the accompanying consolidated financial statements include all adjustments of a normal recurring nature, which are necessary for a fair presentation of financial position, operating results and cash flows for the periods presented.
Pursuant to the Business Combination, the acquisition of CMG by DFHT was accounted for as a reverse recapitalization in accordance with GAAP (the “Reverse Recapitalization”). Under this method of accounting, DFHT was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of CMG issuing equity for the net assets of DFHT, accompanied by a recapitalization. The net assets of DFHT are stated at historical cost, with no goodwill or other intangible assets recorded.
The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of CMG. Further, CMG was determined to be the accounting acquirer in the acquisition of IMC (the “IMC Acquisition”), as such, the acquisition is considered a business combination under Accounting Standards Codification (“ASC”) Topic 805, “
Business Combinations
,” and was accounted for using the acquisition method of accounting. CareMax recorded the fair value of assets acquired and liabilities assumed from IMC.The presented financial information for the twelve months ended December 31, 2021 includes the financial information and activities for (i) IMC for the period from June 8, 2021 to (and including) December 31, 2021 (206 days), (ii) SMA (as defined in Note 3—Acquisitions) for the period from June 18, 2021 to (and including) December 31, 2021 (196 days) and (iii) DNF (as defined in Note 3—Acquisitions) for the period from September 1, 2021 to (and including) December 31, 2021 (121 days). Unless otherwise noted, information for periods prior to the Closing of Business Combination reflects the financial information of CMG only.
The consolidated financial statements include the accounts and operations of the Company. All intercompany accounts and transactions have been eliminated.

Segment Financial Information
Segment Financial Information
The Company’s chief operating decision maker regularly reviews financial operating results on a condensed consolidated basis for purposes of allocating resources and evaluating financial performance. The Company identifies operating segments based on this review by its chief operating decision makers and operates in and reports as a single operating segment, the objective of which is to care for its patients’ needs. For the periods presented, all of the Company’s long-lived assets were located in the United States, and all revenue was earned in the United States.

Segment Financial Information
The Company’s chief operating decision maker regularly reviews financial operating results on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company identifies operating segments based on this review by its chief operating decision maker and operates in and reports as a single operating segment, which is to care for its patients’ needs. For the periods presented, all of the Company’s long-lived assets were located in the United States, and all revenue was earned in the United States.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed. The Company bases its estimates on the available information, its experiences and various other assumptions believed to be reasonable under the circumstances including estimates of the impact of
COVID-19.
The areas where significant estimates are used in the accompanying financial statements include, but are not limited to, purchase price allocations, including fair value estimates of intangibles and contingent consideration; the valuation of and related impairment testing of long-lived assets, including goodwill and intangible assets; the valuation of the derivative warrant liabilities; the estimated useful lives of fixed assets and intangible assets, including internally developed software; revenue recognition and liability for unpaid claims. Actual results could differ from those estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The areas where significant estimates are used in the accompanying financial statements include, but are not limited to, purchase price allocations, including fair value estimates of intangibles and contingent consideration; the valuation of and related impairment recognitions of long-lived assets; the valuation of the derivative warrant liabilities; the estimated useful lives of fixed assets and intangible assets, including internally developed software; settlements related to revenue and the revenue accrual and accrued expenses. Actual results could differ from those estimates.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to nonemerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used. Additionally, as an emerging growth company, the Company is exempt from the auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act of 2002, as amended, and the Company’s independent registered public accounting firm is not required to evaluate and report on the effectiveness of internal control over financial reporting.

Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to nonemerging growth companies, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used. Additionally, as an emerging growth company, the Company is exempt from the auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act of 2002, as amended, and the Company’s independent registered public accounting firm is not required to evaluate and report on the effectiveness of internal control over financial reporting.

Acquisitions
Acquisitions
The Company accounts for business combinations under the acquisition method of accounting, in accordance with ASC Topic 805,
Business Combinations
, which requires assets acquired and liabilities assumed to be recognized at their fair values on the acquisition date. Any excess of the fair value of purchase consideration over the fair value of the assets acquired less liabilities assumed is recorded as goodwill. The fair values of the assets acquired, and liabilities assumed are determined based upon the valuation of the acquired business and involves management making significant estimates and assumptions.

Revenue Recognition
Revenue Recognition
Since capitated revenue is received regardless of whether services are performed, the performance obligation is the completion of enrollment of the patient and providing access to care.
Fee-for-service
revenue generally relates to contracts with patients in which our performance obligation is to provide healthcare services to the patients. Revenues are recorded during the period our obligations to provide healthcare services are satisfied.

Medicare Risk-based and Medicaid Risk-based revenue consists primarily of capitated fees for medical services provided by us under capitated arrangements directly made with various Medicare Advantage and Medicaid managed care payors. The Company receives a fixed fee per patient under what is typically known as a “risk contract.” Risk contracting, or full risk capitation, refers to a model in which the Company receives from the third-party payor a fixed payment of
At-risk
premium less an administrative charge for reporting on enrollees on a per patient per month basis (“PPPM” payment) for a defined patient population, and the Company is then responsible for providing healthcare services required by that patient population. Neither the Company nor any of its affiliates is a registered insurance company because state law in the states in which it operates does not require such registration for risk-bearing providers.
The Company’s payor contracts generally have a term of one year or longer, but the contracts between the enrolled members (our customers) and the payor are one calendar year or less. In general, the Company considers all contracts with customers (enrolled members) as a single performance obligation to stand ready to provide managed healthcare services. The Company identified that contracts with customers for capitation arrangements have similar performance obligations and therefore groups them into one portfolio. This performance obligation is satisfied as the Company stands ready to fulfill its obligation to enrolled members.
Settlements with third-party payors for retroactive adjustments due to capitation risk adjustment, or claim audits, reviews or investigations are considered variable consideration and are included in the determination of the estimated transaction price for providing patient care. These settlements are estimated based on the terms of the payment agreement with the payor, correspondence from the payor and the Company’s historical settlement activity, including an assessment to ensure that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the retroactive adjustment is subsequently resolved. Estimated settlements are adjusted in future periods as adjustments become known (that is, new information becomes available), or as years are settled or are no longer subject to such audits, reviews, and investigations.
The Company has determined that the nature, amount, timing, and uncertainty of revenue and cash flows are affected by the following factors:

•	Geography of the service location

•	Demographics of members

•	Health needs of members

•	Method of reimbursement (capitation or fee for service)

•	Enrollment changes

•	Rate changes; and

•	For fee for service activities, the payors (for example, Medicare, Medicaid, comm e rcial insurance, patient) which have different reimbursement/payment methodologies.
The Company has elected the practical

expedient allowed under ASC
606-10-32-18,
“Revenue from Contracts with
Customers-The
Existence of a Significant Financing Component in the Contract,”
and does not adjust the promised amount of consideration from patients and third-party payors for the effects of a significant financing component due to the Company’s expectation that the period between the time the service is provided to a patient and the time that the patient or a third-party payor pays for that service will be one year or less.

The Company has
applied the practical

expedient provided by ASC
340-40-25-4,
“Other Assets and Deferred Costs,”
and all incremental customer contract acquisition costs are expensed as they are incurred as the amortization period of the asset that the Company otherwise would have recognized is one year or less in duration.

For the twelve months ended December 31, 2021 and 2020, substantially all of the revenue recognized by the Company was from goods and services, namely, providing access to physicians and wellness centers.
Other Revenue
Other revenue includes professional capitation payments. These revenues are a fixed amount of money per patient per month paid in advance for the delivery of primary care services only, whereby the Company is not liable for medical costs in excess of the fixed payment. Capitated revenues are typically prepaid monthly to the Company based on the number of patients selecting us as their primary care provider. Our capitated rates are fixed, contractual rates. Incentive payments for Healthcare Effectiveness Data and Information Set (“HEDIS”) and any services paid on a fee for service basis by a health plan are also included in other revenue. Other revenue also includes ancillary fees earned under contracts with certain payors for the provision of certain care coordination and other care management services. These services are provided to patients covered by these payors regardless of whether those patients receive their care from our affiliated medical groups. Revenue for primary care service for patients in a partial risk or up-side
only contracts are reported in other revenue.

Concentration of Credit Risk and Significant Customers
Concentration of Credit Risk and Significant Customers
Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and accounts receivable. The Company’s cash balances with individual banking institutions are in excess of federally insured limits from time to time. The Company has not experienced any losses on its deposits of cash and cash equivalents.
Our three largest payor relationships were with Anthem, Humana and Centene, which as of March 31, 2022 represented 24%, 16%, and 26% of our accounts receivable balance, respectively. As of December 31, 2021, Anthem, Humana and Centene represented represented 27%, 12% and 23% of our accounts receivable balance, respectively. Anthem, Humana and Centene represented 35%, 17%, and 16% of the Company’s revenues during the three months ended March 31, 2022 (86%, 11% and 0% during the three months ended March 31, 2021).

Concentration of Credit Risk and Significant Customers
Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and accounts receivable. The Company’s cash balances with individual banking institutions are in excess of federally insured limits from time to time. The Company believes it is not exposed to any significant concentrations of credit risk from these financial instruments. The Company has not experienced any losses on its deposits of cash and cash equivalents.
Anthem, Inc. (“Anthem”) represented approximately 27% and 100% of the Company’s accounts receivable balance as of December 31, 2021 and December 31, 2020, respectively. Anthem represented 35% and 93% of the Company’s revenues for the three months ended December 31, 2021 and 2020 and 48% and 96% of the Company’s revenues for the twelve months ended December 31, 2021 and 2020, respectively.

Receivable [Policy Text Block]
Accounts Receivable
Accounts receivable are carried at the amounts the Company deems collectible. Accordingly, an allowance is provided based on credit losses expected over the contractual term. Accounts receivable are written off when they are deemed uncollectible. As of December 31, 2021 and 2020, the Company believes no allowance is necessary.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:
Level 1—defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets.
Level 2—defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active.

Level 3—defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Instruments
Derivative Instruments
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants and contingent consideration, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480
“Distinguishing Liabilities from Equity,”
and ASC
815-15,
“Derivatives and Hedging
—
Embedded Derivatives.
” The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
The Company issued 2,875,000 common stock warrants in connection with DFHT’s initial public offering (the “IPO”) (the “Public Warrants”). Simultaneously with the closing of the IPO, DFHT consummated the private placement of 2,916,667 common stock warrants (the “Private Placement Warrants”). The Public Warrants and Private Placement Warrants are accounted for as derivative warrant liabilities in accordance with ASC
815-40,
“
Derivatives and Hedging
—
Contracts in an Entity’s Own Equity
.” Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s consolidated statement of operations. The fair value of the Public Warrants and Private Placement Warrants was initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants has been estimated using a Monte Carlo simulation model at each measurement date. The fair value of Public Warrants issued in connection with the IPO has subsequently been measured based on the listed market price of such warrants.
In connection with the Business Combination, up to 6,400,000 shares of Class A Common Stock become issuable under certain circumstances to IMC Parent and the CMF Sellers as contingent consideration (the “Contingent Consideration”). The Contingent Consideration was accounted for as derivative warrant liabilities in accordance with ASC
815-40,
“
Derivatives and Hedging—Contracts in an Entity’s Own Equity
.” Accordingly, the Company recognized the Contingent Consideration as liabilities at fair value in the second quarter of 2021 following a restatement of the Company’s unaudited condensed consolidated financial statements for the periods ended June 30, 2021 and September 30, 2021 (see Note – Stockholders Equity – Contingent Consideration for further information). The liabilities were subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s consolidated statement of operations. On July 9, 2021, the First Share Price Trigger (as defined below) was achieved, and the remaining Contingent Consideration was re-assessed
and determined to be indexed to the Company’s own equity, resulting in equity classification under ASC
815-40
“
Derivatives and Hedging—Contracts in an Entity’s Own Equity
.” The remaining Contingent Consideration was recorded at fair value on July 9, 2021, the date of the event that caused the reclassification. Changes in the fair value upon reclassification from liability to equity were recorded in earnings. See Note 8 – Stockholders Equity – Contingent Consideration for further information.

Goodwill and Intangible Assets
Goodwill and Intangible Assets

Goodwill represents the excess of consideration transferred in excess of the fair value of net assets acquired through business acquisitions. Pursuant to ASC 350, “Intangibles – Goodwill and Other,” we review goodwill annually in the fourth quarter or whenever significant events or changes indicate the possibility of impairment. For purposes of the annual goodwill impairment assessment, the Company has identified a single reporting unit. The most recently completed impairment test of goodwill was performed in the fourth quarter of 2021, and it was determined that the fair value of goodwill was in excess of the carrying value, therefore no impairment was necessary.
Intangible assets with a finite useful life are amortized over their useful lives.
We review the recoverability of any long-lived intangible assets whenever events or changes in circumstances indicate the carrying amount of such assets may not be recoverable.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets
Long-lived assets, such as equipment, improvements, and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the use and eventual disposition of the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value.

Property and Equipment
Property and Equipment
Property and equipment is recorded at cost. Maintenance and repairs are charged to expense as incurred. Depreciation is provided over the estimated useful life of each class of depreciable asset and is computed on the straight-line method. Leasehold improvements are depreciated over the lesser of the length of the related lease plus any renewal options or the estimated life of the asset.
A summary of estimated useful lives is as follows:

Leasehold Improvements	15 to 39 Years
Furniture and Equipment	5 to 7 Years
Vehicles	5 Years
Software	3 Years

Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, “
Income Taxes
.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2021 and December 31, 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

External Provider Costs
External Provider Costs
External Provider Costs include capitation payments and fee for service claims paid, claims in process and pending, and an estimate of unreported claims and charges by physicians, hospitals, and other health care providers for services rendered to enrollees during the period. Changes to prior-period estimates of medical expenses are reflected in the current period.

Share-Based Compensation Expense
Share-Based Compensation Expense
The Company periodically issues Restricted Stock Units (“RSU’s”), Performance Share Units (“PSUs”), and Stock Options (“Options”) as share-based compensation to employees and non-employees
in
non-capital
raising transactions for services. The Company accounts for such grants issued and vesting based on FASB ASC 718,
Compensation
—
Stock Compensation
(Topic 718), whereby the value of the award is measured on the date of grant and recognized as compensation expense on the straight-line basis over the vesting period. The Company recognizes the fair value of stock-based compensation within its Statements of Operations with classification depending on the nature of the services rendered.
The Company accounts for stock-based compensation issued to
non-employees
and consultants in accordance with the provisions of ASU
2018-07,
Improvements to Nonemployee Share-Based Payment Accounting Measurement
of share-based payment transactions with
non-employees
are recognized as compensation expense in the financial statements based on their fair values at grant date. That expense is recognized over the period during which a non-employees
or consultant is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).
The fair value of the Company’s Options, RSUs and PSUs are estimated using the Black-Scholes-Merton Option Pricing model and a Monte Carlo simulation, respectively, which use certain assumptions related to risk-free interest rates, expected volatility, expected life of the stock options or stock, and future dividends. Compensation expense for Options
, RSUs
and PSUs are recorded based upon the values derived from the Black-Scholes-Merton Option Pricing model and the Monte Carlo simulation, respectively. The assumptions used in the Black-Scholes-Merton Option Pricing model and Monte Carlo Simulation(s) could materially affect compensation expense recorded in future periods. The assumptions used in the model and related impact are discussed in Note 8
- Stockholders Equity
.

Net Income (Loss) Per Share
Net Income (Loss) Per Share
Net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. The Company follows the provisions of ASC Topic 260,
Earnings Per Share
” for determining whether contingently issuable shares are included for purposes of calculating net income (loss) per share and determining whether instruments granted in equity-based compensation arrangements are participating securities for purposes of calculating net income (loss) per share. See Note 9—
Net Income (Loss) Per Share.

Recent Accounting Pronouncements Not Yet Adopted
Recent Accounting Pronouncements
The Company has elected to defer compliance with ASC 842,
Leases
, consistent with those requirements for a private company due to the Company’s status as an EGC and the provisions of the JOBS Act. Accordingly, the
-Company adopted ASC 842 for the annual reporting period beginning January 1, 2022 and interim reporting periods within the annual reporting period beginning after December 15, 2022. As such, the Company has continued to present accounting for leases in its condensed consolidated financial statements in accordance with ASC 840 in this Quarterly Report on Form
10-Q.
The effect of adoption to be presented in the Company’s 2022 Form
10-K
is expected to be material, adding approximately $0.1 billion right of use assets and corresponding lease liabilities to the Company’s balance sheet as of January 1, 2022.
In June 2016, the FASB issued Accounting Standards Update (“ASU”)
2016-13,
Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments, which was subsequently amended by ASU
No. 2020-03,
“Codification Improvements to financial Instruments” (collectively referred to as “ASC 326”), which is intended to improve financial reporting by requiring earlier recognition of credit losses on certain financial assets. This standard replaces the previous incurred loss impairment model that recognizes losses when a probable threshold is met with a requirement to recognize lifetime expected credit losses immediately when a financial asset is acquired or purchased. The standard has been further refined through subsequent releases by the Financial Accounting Standards Board (“FASB”). The Company adopted ASC 326 on January 1, 2022 with no material impact to the consolidated financial statements.
In March 2020, the FASB issued temporary guidance to ease the potential burden in accounting for reference rate reform primarily resulting from the discontinuation of LIBOR. In addition, in January 2021, the FASB issued guidance which refined the scope of ASC 848, Reference Rate Reform, and clarified some of its guidance as part of FASB’s ongoing monitoring of global reference rate reform activities. This guidance permitted entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, computing variation margin settlements and calculating price alignment interest in connection with reference rate reform activities under way in global financial markets. An entity may apply these amendments prospectively through December 31, 2022. The Company is currently evaluating the effect the update will have on its condensed consolidated financial statements and related disclosures.
In October 2021, the FASB issued ASU
2021-08,
“Business Combinations (Topic 805) - Accounting for Contract Assets and Contract Liabilities from Contracts with Customers.” The ASU improves comparability after business combinations by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. ASU
2021-08
is effective for the Company on January 1, 2023, with early adoption permitted. The Company is currently evaluating the effect this ASU will have on its consolidated financial statements.
We do not expect that any other recently issued accounting guidance will have a significant effect on our condensed consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-02,
“
Leases
” (“ASU
2016-02”),
which amended the accounting for leases, requiring lessees to recognize most leases on their balance sheet with a right-of-use
asset and a lease liability. Leases will be classified as either finance or operating leases, which will impact the expense recognition of such leases over the lease term. ASU
2016-02
also modifies the lease classification criteria for lessors and eliminates some of the real estate leasing guidance previously applied for certain leasing transactions. In June 2020, the FASB issued ASU
2020-05,
“
Revenue from Contracts with

Customers and Leases
,” that deferred the required effective date for
non-issuers
to fiscal years beginning after December 15, 2021 and to interim periods within fiscal years beginning after December 15, 2022. The Company adopted ASU
2016-02
on January 1, 2022. Because of the number of leases the Company utilizes to support its operations, the adoption of ASU
2016-02
is expected to have a significant impact on the Company’s financial position and results of operations. The total future estimated gross annual lease payments are $106.7 million as of December 31, 2021. We expect this standard to increase our total assets and total liabilities by approximately 12% percent. We do not expect the standard to have a material impact on our results of operations. In preparation for the adoption of the standard, we have procured a third-party software to track and manage our leases, loaded lease data into the software, authored our accounting policy, trained our business units on the new standard and policy and the use of the software, and modified our control environment accordingly. We have not experienced significant issues in our implementation process.
In June 2016, the FASB issued ASU
2016-13,
“
Financial Instruments
—
Credit Losses (Topic 326)
:
Measurement of Credit Losses on Financial Instruments”
(“ASU
2016-13”).
ASU
2016-13
introduced a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. The guidance became effective for us beginning January
1
,
2022
. The new current expected credit losses model generally calls for the immediate recognition of all expected credit losses and applies to loans, accounts and trade receivables as well as other financial assets measured at amortized cost, loan commitments and off-balance
sheet credit exposures, debt securities and other financial assets measured at fair value through other comprehensive income, and beneficial interests in securitized financial assets. The new guidance replaces the current incurred loss model for measuring expected credit losses, requires expected losses on available for sale debt securities to be recognized through an allowance for credit losses rather than as reductions in the amortized cost of the securities, and provides for additional disclosure requirements. The Company adopted this standard on January
1
,
2022
and does not believe adoption will have a material effect on its consolidated financial statements.
In January 2020, the FASB issued ASU
2020-01,
“
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323)
,
and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815”
(“ASU
2020-01”).
ASU
2020-01
clarifies the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The guidance is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact the adoption of ASU
2020-01
will have on its consolidated financial statements.
In March 2020, the FASB issued guidance to provide temporary optional expedients and exceptions through December 31, 2022 to the U.S. GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from the London Interbank Offered Rate (LIBOR)

and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). The amendments are effective for all entities from the beginning of an interim period that includes the issuance date of the ASU. An entity may elect to apply the amendments prospectively through December
31
,
2022
. The Company is currently evaluating the effect the update will have on its consolidated financial statements and related disclosures.
In October 2021, the FASB issued ASU
2021-08,
“Business Combinations (Topic 805)—Accounting for Contract Assets and Contract Liabilities from Contracts with Customers.” The ASU improves comparability after business combinations by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. ASU
2021-08
is effective for the Company on January 1, 2023, with early adoption permitted. The Company is currently evaluating the effect this ASU will have on its consolidated financial statements.

We do not expect that any other recently issued accounting guidance will have a significant effect on our consolidated financial statements.

Variable Interest Entities
Variable Interest Entities
The Company evaluates its ownership, contractual and other interests in entities to determine if it has any variable interest in a variable interest entity (“VIE”). These evaluations are complex, involve judgment, and the use of estimates and assumptions based on available historical information, among other factors. The Company considers itself to control an entity if it is the majority owner of or has voting control over such entity. The Company also assesses control through means other than voting rights and determines which business entity is the primary beneficiary of the VIE. The Company consolidates VIEs when it is determined that the Company is the primary beneficiary of the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. Changes in consolidation status are applied prospectively. Refer to Note 14 “
Variable Interest Entities
” for additional information.

Significant Accounting Policies
Significant Accounting Policies
Other than addition of the Variable Interest Entity policy, there have been no changes to our critical accounting policies and estimates as described in our Annual Report on Form
10-K
for the year ended December 31, 2021, which was filed with the SEC on March 16, 2022.